Going Concern (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Going Concern [Abstract]
Net loss	$ (175,821)	$ (2,289,713)	$ (320,553)	$ (2,397,479)	$ (1,529,563)	$ (415,963)
Working capital deficit			$ 1,826,846		$ 1,621,069